Inventories	12 Months Ended
Dec. 31, 2023
Inventories

Note 7: Inventories

	December 31,
	2023	2022
	US$’000	US$’000

Raw materials	222	285
Work in progress	-	10
Finished goods	501	308
	723	603

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the write-down of inventories is deemed appropriate. For the years ended December 31, 2023, and 2022, write-down of inventories amounted to US$(1,000) and US$4,000, respectively, which were charged to cost of revenue in consolidated statements of operations and comprehensive income / (loss).

ZHEJIANG TIANLAN
Inventories
7.	Inventories

	December 31,
	2023	2022
	RMB’000	RMB’000

Raw materials	54	1,961
Finished goods	4,415	2,438
	4,469	4,399